OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-21260   ________________________

CM Advisers Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430            Austin, Texas               78746

                  (Address of principal executive offices)                          (Zip code)

John F. Splain, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (512) 329-0050

Date of fiscal year end:         February 28, 2010

Date of reporting period:       November 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CM Advisers Fund
Schedule of Investments
November 30, 2009 (Unaudited)

COMMON STOCKS - 79.7%	Shares	Value
Consumer Discretionary - 11.2%
Diversified Consumer Services - 1.7%
CPI Corporation	215,050	$2,548,342

Household Durables - 2.8%
Ethan Allen Interiors, Inc.	81,785	949,524
MDC Holdings, Inc.	21,775	646,500
Toll Brothers, Inc. *	130,775	2,548,804
		4,144,828
Leisure Equipment & Products - 0.5%
Arctic Cat, Inc. *	101,565	685,564

Media - 4.8%
Comcast Corporation - Class A Special	12,900	178,149
News Corporation - Class A	226,200	2,592,252
Walt Disney Company (The)	146,375	4,423,453
		7,193,854
Multi-Line Retail - 0.6%
J. C. Penney Company, Inc.	29,435	845,962

Specialty Retail - 0.8%
Cost Plus, Inc. *	251,752	412,873
Pacific Sunwear of California, Inc. *	236,750	790,745
		1,203,618
Consumer Staples - 17.6%
Beverages - 4.7%
Coca-Cola Company (The)	121,520	6,950,944

Food & Staples Retailing - 8.4%
Walgreen Company	134,820	5,243,150
Wal-Mart Stores, Inc.	131,825	7,191,054
		12,434,204
Food Products - 0.8%
General Mills, Inc.	17,240	1,172,320

Household Products - 3.7%
Colgate-Palmolive Company	56,155	4,727,689
Procter & Gamble Company (The)	12,900	804,315
		5,532,004
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Frontier Oil Corporation	61,250	706,212

Financials - 8.1%
Commercial Banks - 2.7%
Wells Fargo & Company	140,817	3,948,508

Consumer Finance - 2.3%
American Express Company	83,390	3,488,204

See accompanying notes to schedules of investments.

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS - 79.7% (Continued)	Shares	Value
Financials - 8.1% (Continued)
Insurance - 3.1%
Marsh & McLennan Companies, Inc.	202,142	$4,558,302

Health Care - 4.2%
Health Care Providers & Services - 4.2%
UnitedHealth Group, Inc.	217,465	6,234,722

Industrials - 11.6%
Air Freight & Logistics - 1.6%
FedEx Corporation	15,235	1,286,596
United Parcel Service, Inc. - Class B	20,380	1,171,238
		2,457,834
Building Products - 2.9%
Masco Corporation	317,475	4,311,311

Commercial Services & Supplies - 0.6%
Cintas Corporation	29,625	832,166

Electrical Equipment - 1.1%
Emerson Electric Company	37,915	1,570,060

Industrial Conglomerates - 4.6%
3M Company	58,940	4,564,314
General Electric Company	142,495	2,282,770
		6,847,084
Professional Services - 0.4%
CDI Corporation	40,764	484,276
LECG Corporation *	26,900	82,045
		566,321
Trading Companies & Distributors - 0.4%
Lawson Products, Inc.	45,090	647,042

Information Technology - 24.5%
Computers & Peripherals - 4.7%
Dell, Inc. *	349,375	4,933,175
Hutchinson Technology, Inc. *	286,600	2,037,726
		6,970,901
Electronic Equipment, Instruments & Components - 2.1%
Maxwell Technologies, Inc. *	107,365	1,765,081
Newport Corporation *	186,700	1,364,777
		3,129,858
IT Services - 3.0%
Automatic Data Processing, Inc.	66,450	2,887,253
Paychex, Inc.	51,010	1,599,163
		4,486,416
Semiconductors & Semiconductor Equipment - 8.2%
Applied Materials, Inc.	332,405	4,091,906
Cohu, Inc.	700	8,225
Intel Corporation	200,000	3,840,000
MEMC Electronic Materials, Inc. *	210,925	2,539,537

See accompanying notes to schedules of investments.

CM Advisers Fund
Schedule of Investments (Continued)

COMMON STOCKS - 79.7% (Continued)	Shares	Value
Information Technology - 24.5% (Continued)
Semiconductors & Semiconductor Equipment - 8.2% (Continued)
Texas Instruments, Inc.	67,950	$1,718,455
		12,198,123
Software - 6.5%
Microsoft Corporation	326,995	9,616,923

Materials - 2.0%
Chemicals - 2.0%
E.I. du Pont de Nemours and Company	86,610	2,994,974

Total Common Stocks (Cost $123,669,531)		$118,276,601

EXCHANGE-TRADED FUNDS - 1.8%	Shares	Value
Financial Select Sector SPDR Fund (The) (Cost $4,410,476)	181,565	$2,665,374

MONEY MARKET FUNDS - 18.4%	Shares	Value
Evergreen Institutional Treasury Money Market Fund - Institutional Class, 0.01% (a) (Cost $27,370,764)	27,370,764	$27,370,764

Total Investments at Value - 99.9% (Cost $155,450,771)		$148,312,739

Other Assets in Excess of Liabilities - 0.1%		129,119

Total Net Assets - 100.0%		$148,441,858

* Non-income producing security.
(a) Variable rate security.  The rate shown is the 7-day effective yield as of November 30, 2009.

See accompanying notes to schedules of investments.

CM Advisers Fixed Income Fund
Schedule of Investments
November 30, 2009 (Unaudited)

CORPORATE BONDS - 58.8%	Par Value	Value
Consumer Discretionary - 12.6%
Auto Components - 1.0%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$419,910

Hotels, Restaurants & Leisure - 1.8%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	413,545
Starbucks Corporation, 6.25%, due 08/15/17	300,000	324,787
		738,332
Household Durables - 0.8%
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	188,631
Toll Brothers, Inc., 5.15%, due 05/15/15	150,000	143,030
		331,661
Media - 3.3%
Comcast Corporation,
6.30%, due 11/15/17	200,000	221,004
5.70%, due 05/15/18	400,000	424,726
Gannett Company, Inc., 6.375%, due 04/01/12	300,000	293,250
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	207,812
6.55%, due 11/15/37	200,000	200,758
		1,347,550
Multi-Line Retail - 1.7%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	562,018
6.00%, due 01/15/33	100,000	101,880
		663,898
Specialty Retail - 4.0%
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	639,649
5.875%, due 12/16/36	300,000	295,006
Staples, Inc.,
7.75%, due 04/01/11	500,000	539,439
9.75%, due 01/15/14	100,000	120,941
		1,595,035
Consumer Staples - 9.0%
Beverages - 2.5%
Coca-Cola Company (The), 5.35%, due 11/15/17	600,000	668,024
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	324,451
		992,475
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	500,000	586,574

Food Products - 1.6%
Kraft Foods, Inc., 6.125%, due 02/01/18	600,000	643,486

Household Products - 1.8%
Church & Dwight Company, Inc., 6.00%, due 12/15/12	300,000	304,500
Clorox Company, 5.45%, due 10/15/12	370,000	404,382
		708,882

See accompanying notes to schedules of investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 58.8% (Continued)	Par Value	Value
Consumer Staples - 9.0% (Continued)
Personal Products - 1.7%
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	$700,000	$699,972

Energy - 3.5%
Energy Equipment & Services - 2.5%
Rowan Companies, Inc., 7.875%, due 08/01/19	240,000	264,633
Transocean, Inc., 6.00%, due 03/15/18	200,000	218,787
Weatherford International Ltd.,
6.35%, due 06/15/17	200,000	213,687
6.00%, due 03/15/18	300,000	314,929
		1,012,036
Oil, Gas & Consumable Fuels - 1.0%
Valero Energy Corporation, 6.125%, due 06/15/17	400,000	422,535

Financials - 4.1%
Commercial Banks - 1.3%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	521,729

Consumer Finance - 2.8%
American Express Company,
7.00%, due 03/19/18	800,000	891,095
8.125%, due 05/20/19	200,000	240,327
		1,131,422
Health Care - 3.2%
Health Care Providers & Services - 2.1%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	852,101

Pharmaceuticals - 1.1%
Johnson & Johnson, 5.15%, due 07/15/18	400,000	440,892

Industrials - 8.7%
Aerospace & Defense - 0.6%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	221,198

Building Products - 2.2%
Masco Corporation,
6.125%, due 10/03/16	300,000	285,900
5.85%, due 03/15/17	400,000	372,302
7.75%, due 08/01/29	240,000	231,234
		889,436
Commercial Services & Supplies - 2.1%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	218,246
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	400,000	396,717
11.25%, due 02/01/19	200,000	249,772
		864,735
Electrical Equipment - 1.1%
Emerson Electric Company, 5.25%, due 10/15/18	400,000	438,561

See accompanying notes to schedules of investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 58.8% (Continued)	Par Value	Value
Industrials - 8.7% (Continued)
Machinery - 0.3%
Dover Corporation, 5.45%, due 03/15/18	$115,000	$125,550

Professional Services - 0.5%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	209,578

Road & Rail - 1.9%
CSX Corporation, 6.25%, due 03/15/18	500,000	552,265
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	217,089
		769,354
Information Technology - 5.4%
Computers & Peripherals - 2.4%
Dell, Inc., 5.65%, due 04/15/18	400,000	430,310
International Business Machines Corporation, 7.625%, due 10/15/18	250,000	316,005
Seagate Technology HDD Holdings, 6.375%, due 10/01/11	200,000	203,250
		949,565
Electronic Equipment Instruments & Components - 1.3%
Corning, Inc., 7.25%, due 08/15/36	500,000	540,474

IT Services - 1.7%
Western Union Company (The),
5.93%, due 10/01/16	600,000	661,852
6.20%, due 11/17/36	25,000	25,902
		687,754
Materials - 10.2%
Chemicals - 3.3%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	778,104
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	538,091
		1,316,195
Containers & Packaging - 0.1%
Ball Corporation, 6.875%, due 12/15/12	50,000	50,500

Metals & Mining - 5.1%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	778,713
5.87%, due 02/23/22	200,000	183,150
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	408,505
Nucor Corporation, 5.85%, due 06/01/18	300,000	335,740
Reliance Steel & Aluminum Company, 6.20%, due 11/15/16	360,000	363,934
		2,070,042
Paper & Forest Products - 1.7%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	665,711

Telecommunication Services - 1.0%
Telecommunications Equipment - 1.0%
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	387,506

See accompanying notes to schedules of investments.

CM Advisers Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 58.8% (Continued)	Par Value	Value
Utilities - 1.1%
Multi-Utilities - 1.1%
Consolidated Edison, Inc., 5.85%, due 04/01/18	$400,000	$441,486

Total Corporate Bonds (Cost $21,047,777)		$23,736,135

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.6%	Par Value	Value
U.S. TREASURY BONDS - 4.6%
5.00%, due 05/15/37	$500,000	$567,031
4.50%, due 05/15/38	800,000	840,000
3.50%, due 02/15/39	500,000	440,703

Total U.S. Government & Agency Obligations (Cost $1,861,516)		$1,847,734

CLOSED-END FUNDS - 0.4%	Shares	Value
Western Asset Managed High Income Fund, Inc. (Cost $102,480)	27,500	$162,800

MONEY MARKET FUNDS - 35.0%	Shares	Value
Evergreen Institutional Treasury Money Market Fund - Institutional Class, 0.01% (a) (Cost $14,098,926)	14,098,926	$14,098,926

Total Investments at Value - 98.8% (Cost $37,110,699)		$39,845,595

Other Assets in Excess of Liabilities - 1.2%		485,116

Total Net Assets - 100.0%		$40,330,711

(a) Variable rate security.  The rate shown is the 7-day effective yield as of November 30, 2009.

See accompanying notes to schedules of investments.

CM Advisers Family of Funds
Notes to Schedules of Investments
November 30, 2009 (Unaudited)

1.	Securities Valuation

The portfolio securities of the CM Advisers Fund and the CM Advisers Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments by security type, as of November 30, 2009, as required by GAAP:

CM Advisers Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$118,276,601	$--	$--	$118,276,601
Exchange-Traded Funds	2,665,374	--	--	2,665,374
Money Market Funds	--	27,370,764	--	27,370,764
Total	$120,941,975	$27,370,764	$--	$148,312,739

CM Advisers Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$--	$23,736,135	$--	$23,736,135
U.S. Government & Agency Obligations	--	1,847,734		1,847,734
Closed-End Funds	162,800	--	--	162,800
Money Market Funds	--	14,098,926	--	14,098,926
Total	$162,800	$39,682,795	$--	$39,845,595

CM Advisers Family of Funds
Notes to Schedules of Investments

See the CM Adviser Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type, as required by GAAP.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2009:

	CM Advisers Fund	CM Advisers Fixed Income Fund

Cost of portfolio investments	$155,450,771	$37,110,699

Gross unrealized appreciation	$15,769,394	$2,804,981
Gross unrealized depreciation	(22,907,426)	(70,085)

Net unrealized appreciation (depreciation)	$(7,138,032)	$2,734,896

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   CM Advisers Family of Funds

By (Signature and Title)*	/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date          January 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date          January 20, 2010

By (Signature and Title)*	/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date          January 20, 2010

* Print the name and title of each signing officer under his or her signature.